UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

Schedule of Investments
June 30, 2008 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 79.38%

Alabama		1.15%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,190	0.32%
32,000	7.80%, 10/15/2025		31,536	0.08%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		22,027	0.06%
24,000	7.50%, 04/10/2018		23,875	0.06%
25,000	7.50%, 04/10/2019		24,870	0.06%
28,000	7.50%, 04/10/2020		27,854	0.07%
30,000	7.50%, 04/10/2021		29,844	0.08%
23,000	7.50%, 10/10/2017		22,880	0.06%
25,000	7.50%, 10/10/2018		24,870	0.06%
27,000	7.50%, 10/10/2019		26,860	0.07%
28,000	7.50%, 10/10/2020		27,854	0.07%
32,000	8.00%, 04/10/2022		32,099	0.09%
31,000	8.00%, 10/10/2021		31,090	0.09%

Arizona		2.90%
	First Southern Baptist Church of Lake Havasu City, Inc.
32,000	7.60%, 03/19/2028		31,833	0.08%
38,000	7.60%, 03/19/2029		37,802	0.10%
41,000	7.60%, 03/19/2030		40,787	0.11%
44,000	7.60%, 03/19/2031		43,771	0.11%
48,000	7.60%, 03/19/2032		47,750	0.12%
51,000	7.60%, 03/19/2033		50,735	0.13%
55,000	7.60%, 03/19/2034		54,714	0.14%
60,000	7.60%, 03/19/2035		59,688	0.15%
64,000	7.60%, 03/19/2036		63,667	0.16%
70,000	7.60%, 03/19/2037		69,636	0.18%
75,000	7.60%, 03/19/2038		74,610	0.19%
37,000	7.60%, 09/19/2028		36,808	0.10%
40,000	7.60%, 09/19/2029		39,792	0.11%
43,000	7.60%, 09/19/2030		42,776	0.12%
46,000	7.60%, 09/19/2031		45,761	0.13%
50,000	7.60%, 09/19/2032		49,740	0.14%
54,000	7.60%, 09/19/2033		53,719	0.15%
58,000	7.60%, 09/19/2034		57,698	0.16%
62,000	7.60%, 09/19/2035		61,678	0.17%
42,000	7.60%, 09/19/2036		41,782	0.12%
72,000	7.60%, 09/19/2037		71,626	0.19%
24,000	8.00%, 03/19/2023		24,082	0.07%
25,000	8.00%, 09/19/2023		24,870	0.07%

California		16.18%
	First Baptist Church Clovis
35,000	7.30%, 04/15/2023		35,133	0.09%
37,000	7.30%, 04/15/2024		36,808	0.09%
16,000	7.30%, 04/15/2033		15,917	0.04%
75,000	7.30%, 04/15/2034		74,610	0.19%
81,000	7.30%, 04/15/2035		80,579	0.21%
88,000	7.30%, 04/15/2036		87,542	0.23%
94,000	7.30%, 04/15/2037		93,511	0.24%
35,000	7.30%, 10/15/2023		34,818	0.09%
20,000	7.30%, 10/15/2030		19,896	0.05%
73,000	7.30%, 10/15/2033		72,620	0.19%
78,000	7.30%, 10/15/2034		77,594	0.20%
84,000	7.30%, 10/15/2035		83,563	0.22%
90,000	7.30%, 10/15/2036		89,532	0.23%
31,000	8.00%, 04/15/2022		31,096	0.08%
33,000	8.00%, 10/15/2022		33,106	0.09%
	Heart of Canyons
1,054,623	8.50%, 09/01/2008		1,054,623	2.72%
	Kern Christian Center
13,000	7.50%, 04/01/2018		12,932	0.03%
14,000	7.50%, 04/01/2019		13,927	0.04%
14,000	7.50%, 04/01/2020		13,927	0.04%
16,000	7.50%, 04/01/2021		15,917	0.04%
12,000	7.50%, 10/01/2017		11,938	0.03%
13,000	7.50%, 10/01/2018		12,932	0.03%
15,000	7.50%, 10/01/2019		14,922	0.04%
16,000	7.50%, 10/01/2020		15,917	0.04%
20,000	7.60%, 04/01/2024		19,896	0.05%
21,000	7.60%, 04/01/2025		20,891	0.05%
20,000	7.60%, 10/01/2023		19,896	0.05%
21,000	7.60%, 10/01/2024		20,891	0.05%
23,000	7.60%, 10/01/2025		22,880	0.06%
18,000	8.00%, 04/01/2022		17,312	0.04%
16,000	8.00%, 10/01/2021		15,400	0.04%
	Montecito Park Union Church
35,000	7.20%, 04/15/2021		34,818	0.09%
33,000	7.20%, 10/15/2020		32,828	0.08%
40,000	7.30%, 04/15/2023		40,152	0.10%
43,000	7.30%, 04/15/2024		42,776	0.11%
39,000	7.30%, 10/15/2022		39,140	0.10%
41,000	7.30%, 10/15/2023		40,787	0.11%
45,000	7.30%, 10/15/2024		44,766	0.12%
37,000	8.00%, 04/15/2022		37,115	0.10%
35,000	8.00%, 10/15/2021		35,102	0.09%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		44,299	0.11%
46,000	7.20%, 05/15/2017		46,064	0.12%
41,000	7.20%, 11/15/2015		41,254	0.11%
45,000	7.20%, 11/15/2016		45,050	0.12%
	Revival Pentecostal of San Diego
15,000	7.20%, 06/15/2018		14,925	0.04%
15,000	7.20%, 06/15/2019		14,925	0.04%
17,000	7.20%, 06/15/2020		16,915	0.04%
18,000	7.20%, 06/15/2021		17,910	0.05%
14,000	7.20%, 12/15/2017		13,930	0.04%
15,000	7.20%, 12/15/2018		14,925	0.04%
16,000	7.20%, 12/15/2019		15,920	0.04%
17,000	7.20%, 12/15/2020		16,915	0.04%
18,000	7.20%, 12/15/2021		17,910	0.05%
34,000	7.30%, 06/15/2030		33,830	0.09%
36,000	7.30%, 06/15/2031		35,820	0.09%
39,000	7.30%, 06/15/2032		38,805	0.10%
42,000	7.30%, 06/15/2033		41,790	0.11%
45,000	7.30%, 06/15/2034		44,775	0.12%
49,000	7.30%, 06/15/2035		48,755	0.13%
53,000	7.30%, 06/15/2036		52,735	0.14%
57,000	7.30%, 06/15/2037		56,715	0.15%
26,000	7.30%, 12/15/2029		25,870	0.07%
36,000	7.30%, 12/15/2030		35,820	0.09%
39,000	7.30%, 12/15/2031		38,805	0.10%
41,000	7.30%, 12/15/2032		40,795	0.11%
44,000	7.30%, 12/15/2033		43,780	0.11%
48,000	7.30%, 12/15/2034		47,760	0.12%
50,000	7.30%, 12/15/2035		49,750	0.13%
54,000	7.30%, 12/15/2036		53,730	0.14%
19,000	8.00%, 06/15/2022		19,063	0.05%
20,000	8.00%, 12/15/2022		20,068	0.05%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,062	0.17%
73,000	8.30%, 09/15/2025		71,963	0.19%
	The Sound of His Voice Christian Fellowship, Inc.
1,048,696	7.75%, 09/01/2037		1,044,487	2.69%
	The United Petecostal Church of Modesto, Inc.
43,000	7.50%, 05/21/2021		42,781	0.11%
45,000	7.50%, 05/21/2022		44,771	0.12%
20,000	7.50%, 11/21/2020		19,898	0.05%
43,000	7.50%, 11/21/2021		42,781	0.11%
53,000	7.60%, 05/21/2024		52,730	0.14%
56,000	7.60%, 05/21/2025		55,714	0.14%
62,000	7.60%, 05/21/2026		61,684	0.16%
66,000	7.60%, 05/21/2027		65,663	0.17%
71,000	7.60%, 05/21/2028		70,638	0.18%
89,000	7.60%, 05/21/2031		88,546	0.23%
96,000	7.60%, 05/21/2032		95,510	0.25%
103,000	7.60%, 05/21/2033		102,475	0.26%
51,000	7.60%, 11/21/2023		50,740	0.13%
55,000	7.60%, 11/21/2024		54,720	0.14%
59,000	7.60%, 11/21/2025		58,699	0.15%
69,000	7.60%, 11/21/2027		68,648	0.18%
73,000	7.60%, 11/21/2028		72,628	0.19%
86,000	7.60%, 11/21/2030		85,561	0.22%
92,000	7.60%, 11/21/2031		91,531	0.24%
99,000	7.60%, 11/21/2032		98,495	0.25%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.05%
23,000	8.40%, 05/15/2021		22,880	0.06%
25,000	8.40%, 05/15/2022		25,075	0.06%
27,000	8.40%, 05/15/2023		27,089	0.07%
22,000	8.40%, 11/15/2020		21,886	0.06%
24,000	8.40%, 11/15/2021		24,067	0.06%
26,000	8.40%, 11/15/2022		26,081	0.06%
28,000	8.40%, 11/15/2023		27,854	0.06%
Florida		14.33%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	0.66%
212,000	7.50%, 03/15/2028		210,898	0.54%
187,000	7.50%, 03/15/2029		186,028	0.48%
166,000	7.50%, 09/15/2027		165,137	0.43%
120,000	7.50%, 09/15/2028		119,376	0.31%
100,000	7.50%, 09/15/2029		99,480	0.26%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,235	0.39%
75,000	7.90%, 01/21/2026		74,618	0.19%
230,000	7.90%, 01/21/2030		228,827	0.59%
124,000	7.90%, 07/21/2023		123,368	0.32%
251,000	7.90%, 07/21/2025		249,720	0.64%
129,000	7.90%, 07/21/2026		128,342	0.33%
171,000	7.90%, 07/21/2027		170,128	0.44%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,092	0.04%
33,000	8.20%, 12/15/2015		32,832	0.08%
69,000	8.40%, 06/15/2021		68,648	0.18%
74,000	8.40%, 06/15/2022		74,229	0.19%
10,000	8.40%, 06/15/2025		9,949	0.03%
24,000	8.40%, 06/15/2027		23,878	0.06%
199,000	8.40%, 06/15/2034		197,985	0.51%
65,000	8.40%, 12/15/2020		64,669	0.17%
71,000	8.40%, 12/15/2021		71,206	0.18%
71,000	8.40%, 12/15/2022		71,227	0.18%
23,000	8.40%, 12/15/2026		22,883	0.06%
29,000	8.40%, 12/15/2029		28,852	0.07%
32,000	8.40%, 12/15/2030		31,837	0.08%
117,000	8.40%, 12/15/2032		116,403	0.30%
84,000	8.40%, 12/15/2033		83,572	0.22%
70,000	8.40%, 12/15/2034		69,643	0.18%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		70,631	0.18%
78,000	8.40%, 04/20/2020		77,594	0.20%
84,000	8.40%, 04/20/2021		83,563	0.22%
99,000	8.40%, 04/20/2023		99,317	0.26%
108,000	8.40%, 04/20/2024		107,438	0.28%
25,000	8.40%, 04/20/2031		24,870	0.06%
44,000	8.40%, 10/20/2018		43,771	0.11%
75,000	8.40%, 10/20/2019		74,610	0.19%
82,000	8.40%, 10/20/2020		81,574	0.21%
89,000	8.40%, 10/20/2021		88,537	0.23%
86,000	8.40%, 10/20/2022		86,258	0.22%
43,000	8.40%, 10/20/2025		42,776	0.11%
100,000	8.40%, 10/20/2030		99,490	0.26%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,420	0.25%
54,000	7.50%, 08/05/2029		53,163	0.14%
146,000	7.50%, 02/05/2029		143,752	0.37%
112,000	7.50%, 02/05/2027		110,331	0.28%
	Philadelphia Haitian Baptist Church of Orlando, Inc.
33,000	7.70%, 05/28/2013		32,832	0.08%
26,000	7.70%, 11/28/2012		25,867	0.07%
34,000	7.70%, 11/28/2013		33,973	0.09%
35,000	7.80%, 05/28/2014		34,983	0.09%
63,000	8.40%, 05/28/2021		62,679	0.16%
68,000	8.40%, 05/28/2022		67,653	0.17%
30,000	8.40%, 05/28/2024		29,847	0.08%
86,000	8.40%, 05/28/2025		85,561	0.22%
93,000	8.40%, 05/28/2026		92,526	0.24%
64,000	8.40%, 11/28/2021		63,674	0.16%
32,000	8.40%, 11/28/2023		31,565	0.08%
33,000	8.40%, 11/28/2024		32,832	0.08%
91,000	8.40%, 11/28/2025		90,536	0.23%
98,000	8.40%, 11/28/2026		97,500	0.25%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,908	0.20%
49,000	7.80%, 03/15/2028		48,745	0.13%
81,000	7.80%, 09/15/2024		79,850	0.20%
36,000	7.80%, 09/15/2027		35,813	0.09%
Georgia		2.43%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015		32,000	0.08%
33,000	7.70%, 09/01/2015		33,010	0.09%
39,000	7.80%, 03/01/2018		38,797	0.10%
46,000	7.80%, 03/01/2020		45,761	0.12%
50,000	7.80%, 03/01/2021		49,740	0.13%
11,000	7.80%, 09/01/2018		10,943	0.03%
45,000	7.80%, 09/01/2019		44,766	0.12%
48,000	7.80%, 09/01/2020		47,751	0.12%
50,000	7.90%, 03/01/2023		50,170	0.13%
38,000	7.90%, 03/01/2034		37,803	0.10%
159,000	7.90%, 03/01/2036		158,173	0.41%
56,000	7.90%, 09/01/2022		56,185	0.14%
89,000	7.90%, 09/01/2035		89,534	0.23%
64,000	7.90%, 09/01/2036		64,390	0.17%
54,000	8.00%, 03/01/2022		54,168	0.14%
51,000	8.00%, 09/01/2021		51,148	0.13%
	Restoration in the World International Ministries, Inc.
6,000	7.80%, 05/15/2018		5,969	0.02%
7,000	7.80%, 05/15/2019		6,964	0.02%
8,000	7.80%, 05/15/2020		7,959	0.02%
8,000	7.80%, 05/15/2021		7,959	0.02%
7,000	7.80%, 11/15/2017		6,964	0.02%
7,000	7.80%, 11/15/2018		6,964	0.02%
8,000	7.80%, 11/15/2019		7,959	0.02%
8,000	7.80%, 11/15/2020		7,959	0.02%
9,000	8.00%, 05/15/2022		9,029	0.02%
9,000	8.00%, 11/15/2021		9,027	0.02%
Illinois		3.56%
	First Baptist Church of Melrose Park
51,000	7.80%, 06/12/2019		50,740	0.13%
55,000	7.80%, 06/12/2020		54,719	0.14%
59,000	7.80%, 06/12/2021		58,699	0.15%
64,000	7.80%, 06/12/2022		63,674	0.16%
52,000	7.80%, 12/12/2019		51,735	0.13%
56,000	7.80%, 12/12/2020		55,714	0.14%
61,000	7.80%, 12/12/2021		60,689	0.16%
75,000	7.90%, 06/12/2024		74,617	0.19%
80,000	7.90%, 06/12/2025		79,592	0.21%
63,000	7.90%, 06/12/2030		62,679	0.16%
161,000	7.90%, 06/12/2034		160,179	0.41%
71,000	7.90%, 12/12/2023		70,638	0.18%
77,000	7.90%, 12/12/2024		76,607	0.20%
123,000	7.90%, 12/12/2030		122,373	0.32%
35,000	7.90%, 12/12/2033		34,822	0.09%
167,000	7.90%, 12/12/2034		166,148	0.43%
68,000	8.00%, 06/12/2023		68,245	0.18%
66,000	8.00%, 12/12/2022		66,224	0.17%
Indiana		4.86%
	Madison Park Church of God
70,000	7.90%, 01/31/2024		69,643	0.18%
100,000	7.90%, 01/31/2025		99,490	0.26%
100,000	7.90%, 01/31/2026		99,490	0.26%
50,000	7.90%, 01/31/2027		49,745	0.13%
100,000	7.90%, 01/31/2028		99,490	0.26%
193,000	7.90%, 01/31/2029		192,016	0.50%
151,000	7.90%, 07/31/2025		150,230	0.39%
95,000	7.90%, 07/31/2029		94,516	0.24%
306,000	7.90%, 07/31/2031		304,439	0.79%
196,000	8.00%, 01/31/2023		196,666	0.51%
189,000	8.00%, 07/31/2022		189,624	0.49%
	Mizpah Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,865	0.07%
29,000	7.90%, 06/22/2034		28,855	0.07%
32,000	7.90%, 06/22/2035		31,840	0.08%
34,000	7.90%, 06/22/2036		33,830	0.09%
38,000	7.90%, 06/22/2037		37,810	0.10%
24,000	7.90%, 12/22/2031		23,880	0.06%
26,000	7.90%, 12/22/2032		25,870	0.07%
29,000	7.90%, 12/22/2033		28,855	0.07%
31,000	7.90%, 12/22/2034		30,845	0.09%
33,000	7.90%, 12/22/2035		32,835	0.09%
36,000	7.90%, 12/22/2036		35,820	0.10%
Louisiana		3.09%
	Living Way Apostolic
43,000	7.80%, 04/20/2019		42,777	0.11%
49,000	7.80%, 04/20/2021		48,745	0.13%
44,000	7.80%, 10/20/2019		43,771	0.11%
48,000	7.80%, 10/20/2020		47,751	0.12%
52,000	7.80%, 10/20/2021		51,730	0.13%
73,000	7.90%, 04/20/2026		72,620	0.19%
79,000	7.90%, 04/20/2027		78,589	0.20%
85,000	7.90%, 04/20/2028		84,558	0.22%
47,000	7.90%, 04/20/2029		46,756	0.12%
100,000	7.90%, 04/20/2030		99,480	0.26%
103,000	7.90%, 04/20/2031		102,464	0.26%
70,000	7.90%, 10/20/2025		69,636	0.18%
88,000	7.90%, 10/20/2028		87,542	0.23%
96,000	7.90%, 10/20/2029		95,501	0.25%
103,000	7.90%, 10/20/2030		102,464	0.26%
15,000	7.90%, 10/20/2031		14,922	0.04%
53,000	8.00%, 04/20/2022		53,164	0.14%
56,000	8.00%, 10/20/2022		56,185	0.14%
Maryland		0.10%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,396	0.10%
Massachusetts		3.91%
	Harvest Ministries of New England, Inc.
57,000	7.30%, 02/20/2024		56,709	0.15%
62,000	7.30%, 02/20/2025		61,684	0.16%
67,000	7.30%, 02/20/2026		66,658	0.17%
71,000	7.30%, 02/20/2027		70,638	0.18%
76,000	7.30%, 02/20/2028		75,612	0.20%
83,000	7.30%, 02/20/2029		82,577	0.21%
89,000	7.30%, 02/20/2030		88,546	0.23%
95,000	7.30%, 02/20/2031		94,515	0.24%
95,000	7.30%, 02/20/2033		94,515	0.24%
118,000	7.30%, 02/20/2034		117,398	0.30%
60,000	7.30%, 08/20/2024		59,694	0.15%
64,000	7.30%, 08/20/2025		63,674	0.16%
69,000	7.30%, 08/20/2026		68,648	0.18%
75,000	7.30%, 08/20/2027		74,618	0.19%
80,000	7.30%, 08/20/2028		79,592	0.21%
85,000	7.30%, 08/20/2029		84,567	0.22%
99,000	7.30%, 08/20/2031		98,495	0.25%
63,000	7.30%, 08/20/2032		62,679	0.16%
114,000	7.30%, 08/20/2033		113,419	0.29%
Michigan		0.45%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,064	0.03%
22,000	7.50%, 02/15/2017		22,024	0.06%
24,000	7.50%, 02/15/2018		23,878	0.06%
26,000	7.50%, 02/15/2019		25,868	0.07%
21,000	7.50%, 08/15/2016		21,019	0.05%
22,000	7.50%, 08/15/2017		21,888	0.06%
24,000	7.50%, 08/15/2018		23,878	0.06%
26,000	7.50%, 08/15/2019		25,867	0.07%
Nevada		0.18%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,088	0.04%
18,000	7.80%, 06/01/2016		18,119	0.05%
17,000	7.80%, 12/01/2015		17,102	0.04%
18,000	7.80%, 12/01/2016		18,018	0.05%

New Jersey		3.64%
	International Faith Ministries, Inc.
13,000	7.90%, 05/10/2023		13,045	0.03%
15,000	7.90%, 05/10/2024		14,922	0.04%
16,000	7.90%, 05/10/2025		15,917	0.04%
24,000	7.90%, 05/10/2028		23,875	0.06%
27,000	7.90%, 05/10/2029		26,860	0.07%
30,000	7.90%, 05/10/2030		29,844	0.08%
33,000	7.90%, 05/10/2031		32,828	0.08%
36,000	7.90%, 05/10/2032		35,813	0.09%
40,000	7.90%, 05/10/2033		39,792	0.10%
44,000	7.90%, 05/10/2034		43,771	0.11%
48,000	7.90%, 05/10/2035		47,750	0.12%
52,000	7.90%, 05/10/2036		51,730	0.13%
61,000	7.90%, 05/10/2037		60,683	0.16%
24,000	7.90%, 11/10/2023		23,875	0.06%
26,000	7.90%, 11/10/2024		25,865	0.07%
28,000	7.90%, 11/10/2025		27,854	0.07%
22,000	7.90%, 11/10/2027		21,886	0.06%
35,000	7.90%, 11/10/2028		34,818	0.09%
37,000	7.90%, 11/10/2029		36,808	0.09%
41,000	7.90%, 11/10/2030		40,787	0.11%
33,000	7.90%, 11/10/2031		32,828	0.08%
48,000	7.90%, 11/10/2032		47,750	0.12%
56,000	7.90%, 11/10/2034		55,709	0.14%
61,000	7.90%, 11/10/2035		60,683	0.16%
66,000	7.90%, 11/10/2036		65,657	0.17%
11,000	8.00%, 05/10/2022		11,034	0.03%
22,000	8.00%, 11/10/2022		22,073	0.06%
	Princeton Presbyterian Church
33,000	8.40%, 03/25/2034		32,828	0.08%
56,000	8.40%, 09/25/2022		56,168	0.14%
15,000	7.80%, 09/25/2013		14,985	0.04%
28,000	7.90%, 03/25/2014		27,980	0.07%
25,000	8.10%, 03/25/2015		24,997	0.06%
31,000	8.20%, 09/25/2015		31,006	0.08%
33,000	8.30%, 03/25/2016		33,201	0.09%
49,000	8.40%, 03/25/2021		48,745	0.13%
54,000	8.40%, 03/25/2022		54,157	0.14%
43,000	8.40%, 03/25/2023		43,138	0.11%
47,000	8.40%, 09/25/2020		46,756	0.12%
51,000	8.40%, 09/25/2021		51,138	0.13%
North Carolina		0.17%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		66,627	0.17%
Ohio		2.85%
	Worldview Community Church
15,000	7.50%, 06/12/2018		14,923	0.04%
62,000	7.50%, 06/12/2021		61,684	0.16%
60,000	7.50%, 12/12/2020		59,694	0.15%
65,000	7.50%, 12/12/2021		64,669	0.17%
73,000	7.60%, 06/12/2023		73,277	0.19%
78,000	7.60%, 06/12/2024		77,602	0.20%
84,000	7.60%, 06/12/2025		83,572	0.22%
75,000	7.60%, 12/12/2023		74,618	0.19%
82,000	7.60%, 12/12/2024		81,582	0.21%
132,000	7.60%, 06/12/2031		131,327	0.34%
118,000	7.60%, 12/12/2029		117,398	0.30%
127,000	7.60%, 12/12/2030		126,352	0.33%
67,000	8.00%, 06/12/2022		67,221	0.17%
70,000	8.00%, 12/12/2022		70,238	0.18%
Oregon		0.26%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,173	0.07%
73,000	7.50%, 08/15/2015		73,423	0.19%
Rhode Island		2.82%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		14,924	0.04%
23,000	7.30%, 02/15/2021		22,883	0.06%
25,000	7.50%, 02/15/2022		24,872	0.06%
10,000	7.50%, 08/15/2016		10,009	0.03%
11,000	7.50%, 08/15/2017		10,944	0.03%
23,000	7.50%, 08/15/2020		22,883	0.06%
25,000	7.50%, 08/15/2021		24,873	0.06%
37,000	7.60%, 02/15/2027		36,811	0.09%
40,000	7.60%, 02/15/2028		39,796	0.10%
43,000	7.60%, 02/15/2029		42,781	0.11%
46,000	7.60%, 02/15/2030		45,765	0.12%
50,000	7.60%, 02/15/2031		49,745	0.13%
53,000	7.60%, 02/15/2032		52,730	0.14%
58,000	7.60%, 02/15/2033		57,704	0.15%
62,000	7.60%, 02/15/2034		61,684	0.16%
67,000	7.60%, 02/15/2035		66,658	0.17%
35,000	7.60%, 08/15/2026		34,821	0.09%
39,000	7.60%, 08/15/2027		38,801	0.10%
41,000	7.60%, 08/15/2028		40,791	0.11%
45,000	7.60%, 08/15/2029		44,770	0.12%
48,000	7.60%, 08/15/2030		47,755	0.12%
52,000	7.60%, 08/15/2031		51,735	0.13%
60,000	7.60%, 08/15/2033		59,694	0.15%
65,000	7.60%, 08/15/2034		64,669	0.17%
70,000	7.60%, 08/15/2035		69,643	0.18%
28,000	8.00%, 02/15/2023		28,095	0.07%
26,000	8.00%, 08/15/2022		26,083	0.07%
Tennessee		2.79%
	Grace Christian Fellowship Church
40,000	8.40%, 01/18/2022		40,116	0.10%
44,000	8.40%, 01/18/2023		44,141	0.11%
47,000	8.40%, 01/18/2024		46,760	0.12%
51,000	8.40%, 01/18/2025		50,740	0.13%
56,000	8.40%, 01/18/2026		55,714	0.14%
60,000	8.40%, 01/18/2027		59,694	0.15%
41,000	8.40%, 04/18/2022		41,119	0.11%
44,000	8.40%, 04/18/2023		44,141	0.11%
47,000	8.40%, 04/18/2024		46,756	0.12%
52,000	8.40%, 04/18/2025		51,730	0.13%
56,000	8.40%, 04/18/2026		55,709	0.14%
100,000	8.40%, 04/18/2033		99,480	0.26%
38,000	8.40%, 07/18/2021		37,806	0.10%
41,000	8.40%, 07/18/2022		41,127	0.11%
45,000	8.40%, 07/18/2023		44,771	0.12%
34,000	8.40%, 07/18/2024		33,827	0.09%
39,000	8.40%, 10/18/2021		38,797	0.10%
42,000	8.40%, 10/18/2022		42,126	0.11%
46,000	8.40%, 10/18/2023		45,761	0.12%
50,000	8.40%, 10/18/2024		49,740	0.13%
54,000	8.40%, 10/18/2025		53,719	0.14%
58,000	8.40%, 10/18/2026		57,698	0.15%
Texas		8.49%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		24,870	0.06%
118,000	7.20%, 03/19/2026		117,386	0.30%
72,000	7.20%, 03/19/2027		71,626	0.18%
136,000	7.20%, 03/19/2028		135,293	0.35%
146,000	7.20%, 03/19/2029		145,241	0.37%
157,000	7.20%, 03/19/2030		156,184	0.40%
49,000	7.20%, 03/19/2031		48,745	0.13%
93,000	7.20%, 09/19/2025		92,516	0.24%
122,000	7.20%, 09/19/2026		121,366	0.31%
132,000	7.20%, 09/19/2027		131,314	0.34%
141,000	7.20%, 09/19/2028		140,267	0.36%
152,000	7.20%, 09/19/2029		151,210	0.39%
162,000	7.20%, 09/19/2030		161,158	0.42%
94,000	8.00%, 03/19/2023		94,320	0.24%
99,000	8.00%, 09/19/2023		98,485	0.25%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		200,280	0.52%
100,000	7.60%, 06/15/2018		99,490	0.26%
	Iglesia Templo Jerusalen
58,000	7.90%, 06/12/2028		57,704	0.15%
48,000	7.90%, 06/12/2029		47,755	0.12%
68,000	7.90%, 06/12/2030		67,653	0.17%
36,000	7.90%, 06/12/2033		35,816	0.09%
93,000	7.90%, 06/12/2034		92,526	0.24%
100,000	7.90%, 06/12/2035		99,490	0.26%
108,000	7.90%, 06/12/2036		107,449	0.28%
46,000	7.90%, 12/12/2027		45,765	0.12%
60,000	7.90%, 12/12/2028		59,694	0.15%
65,000	7.90%, 12/12/2029		64,669	0.17%
37,000	7.90%, 12/12/2032		36,811	0.09%
76,000	7.90%, 12/12/2033		75,612	0.20%
96,000	7.90%, 12/12/2034		95,510	0.25%
79,000	7.90%, 12/12/2035		78,597	0.20%
86,000	7.90%, 12/12/2036		85,561	0.22%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,580	0.25%
20,000	7.80%, 06/15/2021		19,898	0.05%
19,000	7.80%, 12/15/2020		18,903	0.05%
23,000	7.90%, 06/15/2023		23,083	0.06%
23,000	7.90%, 12/15/2022		23,081	0.06%
24,000	7.90%, 12/15/2023		23,878	0.06%
21,000	8.00%, 06/15/2022		21,069	0.05%
21,000	8.00%, 12/15/2021		21,065	0.05%
Virginia		2.36%
	New Life Annointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		170,144	0.44%
64,000	7.80%, 06/21/2022		64,218	0.17%
124,000	7.80%, 06/21/2023		124,459	0.32%
103,000	7.80%, 06/21/2024		102,485	0.26%
100,000	7.80%, 12/21/2020		99,500	0.26%
60,000	7.80%, 12/21/2023		59,700	0.15%
115,000	7.80%, 12/21/2024		114,425	0.30%
142,000	7.80%, 12/21/2025		141,290	0.36%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,440	0.10%
Washington		1.50%
	Cascade Christian Center of Skagit Valley
21,000	8.40%, 04/20/2022		21,061	0.05%
23,000	8.40%, 04/20/2023		23,074	0.06%
24,000	8.40%, 04/20/2024		23,875	0.06%
10,000	8.40%, 04/20/2026		9,948	0.03%
20,000	8.40%, 04/20/2027		19,896	0.05%
44,000	8.40%, 04/20/2031		43,771	0.11%
48,000	8.40%, 04/20/2032		47,750	0.12%
57,000	8.40%, 04/20/2034		56,704	0.15%
20,000	8.40%, 10/20/2021		19,896	0.05%
22,000	8.40%, 10/20/2022		22,066	0.06%
24,000	8.40%, 10/20/2023		23,875	0.06%
26,000	8.40%, 10/20/2024		25,865	0.07%
11,000	8.40%, 10/20/2026		10,943	0.03%
28,000	8.40%, 10/20/2030		27,854	0.07%
46,000	8.40%, 10/20/2031		45,761	0.12%
50,000	8.40%, 10/20/2032		49,740	0.14%
54,000	8.40%, 10/20/2033		53,719	0.15%
58,000	8.40%, 10/20/2034		57,699	0.16%
Washington, DC		1.36%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,607	0.20%
80,000	8.30%, 07/12/2015		80,016	0.21%
98,000	8.40%, 01/12/2018		97,500	0.25%
130,000	8.40%, 01/12/2033		129,337	0.33%
45,000	8.40%, 07/12/2018		44,771	0.12%
100,000	8.40%, 01/12/2027		98,570	0.26%

Total Church Mortgage-Backed Bonds (Cost $ 30,895,170)		79.38%	30,767,650	79.38%

US TREASURY OBLIGATIONS (Cost $143,484)		0.41%
	US Treasury Note
150,000	4.50%, 02/15/2016		157,755	0.41%

SHORT TERM INVESTMENTS		18.98%

Money Market Funds
7,357,261	Fifth Third Institutional Money Market - 2.41%*		7,357,261	18.98%
	(Cost $7,357,261)

Total Investments - (Cost $38,395,915)		98.77%	$38,282,666	98.77%

Other Assets Less Liabilities		1.23%	475,067	1.23%

Net Assets		100.00%	$38,757,733	100.00%

*Rate shown represents the rate as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS
At June 30, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $38,395,915 amounted to $113,249 which consisted of aggregate gross unrealized appreciation of
$30,677 and aggregate gross unrealized depreciation of $143,926.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 29, 2008

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.